SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Detail) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 37,340	$ 94,776	$ 184,800
Derivative Liability	1,609,338	3,691,853
Total	1,646,678	3,786,629	184,800
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	12,665	0	184,800
Derivative Liability	0	0
Total	12,665	0	184,800
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0	0
Derivative Liability	0	0
Total	0	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	24,675	94,776	0
Derivative Liability	1,609,338	3,691,853
Total	$ 1,634,013	$ 3,786,629	$ 0